Segment reporting - Selected Balance Sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Total assets	$ 65,926,000	$ 52,115,324	$ 47,604,577
Deposits	56,866,340	43,758,606
Puerto Rico
Segment Reporting Information
Total assets	54,143,954	40,544,255	36,863,930
Loans	20,413,112	18,989,286	18,837,742
Deposits	47,586,880	34,664,243	31,237,529
Popular U.S.
Segment Reporting Information
Total assets	10,878,030	10,693,536	9,847,944
Loans	8,396,983	7,819,187	7,034,075
Deposits	7,672,549	7,664,792	6,878,599
Other
Segment Reporting Information
Total assets	904,016	877,533	892,703
Loans	674,556	657,603	687,494
Deposits	$ 1,606,911	$ 1,429,571	$ 1,593,911